Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	BFC FINANCIAL CORP
Entity Central Index Key	0000315858
Document Type	S-4
Document Period End Date	Sep. 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company